Short-term bank loans and other debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Short-term bank loans and other debt

5. Short-term bank loans and other debt

Short-term bank loans represent amounts due to various banks and are due on the dates indicated below. These loans generally can be renewed with the banks. Short-term bank loans at December 31, 2013 and June 30, 2014 consisted of the following:

	December 31,	June 30,
	2013	2014
	US$	US$
	(Audited)	(Unaudited)
Loan from Bank of Zhengzhou
Due February 21, 2014, at 7.20% per annum	23,290,525	—
	23,290,525	—

Loan from Bank of Shanghai
Due December 25, 2014, at 7.46% per annum	—	73,137,433
	—	73,137,433

Loan from China Fortune International Trust Co., Ltd
Due February 25, 2015, at 11% per annum	—	40,631,907
	—	40,631,907

Loan from ICBC Credit Suisse Investment Management Co., Ltd.
Due April 3, 2015, at 11% per annum	—	24,379,144
	—	24,379,144

Loan from Bridge Trust Co., Ltd
Due June 24, 2015, at 12.5% per annum	—	32,505,527
	—	32,505,527

Total short-term bank loans and other debt	23,290,525	170,654,011

As of June 30, 2014, all of the Company's short-term bank loans are denominated in RMB and are mainly secured by the Company's real estate properties under development with net book value of US$18,755,006 (December 31, 2013: nil), land use rights with net book value of US$294,396,741 (December 31, 2013: nil) and real estate properties held for lease with net book value of US$ nil (December 31, 2013: US$17,641,221). The loans due to Bank of Shanghai, China Fortune International Trust Co., Ltd., and Bridge Trust Co., Ltd., respectively, amounting to US$146,274,867 in aggregate are secured by the 100% equity interests in Suzhou Xinyuan, Beijing Wanzhong and Xingyang Xinyuan, respectively.

The weighted average interest rate on short-term bank loans and other debt as of June 30, 2014 was 9.77% (December 31, 2013: 7.2%).